INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	As of December 31,
	2023	2022
	US$	US$
Products available for sale	246,419	13,714
Goods in transit	18,771	8,989
Total	265,190	22,703